American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
December 31, 2021

High Income - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 94.3%
Aerospace and Defense — 1.9%
Bombardier, Inc., 7.50%, 12/1/24(1)	2,105,000	2,195,884
Bombardier, Inc., 7.50%, 3/15/25(1)	427,000	435,534
Bombardier, Inc., 7.875%, 4/15/27(1)	1,125,000	1,168,121
BWX Technologies, Inc., 4.125%, 4/15/29(1)	450,000	456,271
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	400,000	398,416
Howmet Aerospace, Inc., 5.125%, 10/1/24	650,000	701,220
Howmet Aerospace, Inc., 5.90%, 2/1/27	695,000	794,732
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,750,000	2,071,930
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	325,000	337,108
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	625,000	656,241
Spirit AeroSystems, Inc., 4.60%, 6/15/28	825,000	828,312
TransDigm, Inc., 8.00%, 12/15/25(1)	275,000	290,465
TransDigm, Inc., 6.375%, 6/15/26	1,100,000	1,131,625
TransDigm, Inc., 7.50%, 3/15/27	1,850,000	1,935,100
TransDigm, Inc., 5.50%, 11/15/27	3,500,000	3,611,212
TransDigm, Inc., 4.625%, 1/15/29	825,000	823,754
TransDigm, Inc., 4.875%, 5/1/29	1,175,000	1,181,821
Triumph Group, Inc., 8.875%, 6/1/24(1)	222,000	242,366
Triumph Group, Inc., 6.25%, 9/15/24(1)	125,000	125,918
Triumph Group, Inc., 7.75%, 8/15/25	425,000	422,255
		19,808,285
Air Freight and Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	400,000	407,756
Western Global Airlines LLC, 10.375%, 8/15/25(1)	575,000	640,308
		1,048,064
Airlines — 0.9%
American Airlines, Inc., 11.75%, 7/15/25(1)	2,050,000	2,531,945
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	625,000	650,894
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	925,000	990,448
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	263,000	300,949
Delta Air Lines, Inc., 7.375%, 1/15/26	275,000	324,048
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	500,000	525,816
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	650,000	710,308
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	975,000	1,021,405
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	330,000	364,706
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	338,738	371,685
United Airlines, Inc., 4.375%, 4/15/26(1)	225,000	234,911
United Airlines, Inc., 4.625%, 4/15/29(1)	1,075,000	1,110,830
Virgin Australia Holdings Pty Ltd., 8.125%, 11/15/24(1)(2)(3)	200,000	10,500
		9,148,445
Auto Components — 1.8%
Adient US LLC, 9.00%, 4/15/25(1)	1,075,000	1,143,392
Clarios Global LP, 6.75%, 5/15/25(1)	558,000	585,071
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	1,275,000	1,353,138
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24(1)	850,000	918,884
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	82,604
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	500,000	521,167
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	2,300,000	2,274,125

Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	1,460,000	1,579,997
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	425,000	436,717
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)	850,000	914,685
Goodyear Tire & Rubber Co. (The), 5.25%, 7/15/31(1)	1,025,000	1,114,380
Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	525,000	573,673
Patrick Industries, Inc., 7.50%, 10/15/27(1)	943,000	1,007,261
Patrick Industries, Inc., 4.75%, 5/1/29(1)	875,000	871,951
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	350,000	349,946
Tenneco, Inc., 5.375%, 12/15/24	350,000	348,229
Tenneco, Inc., 5.00%, 7/15/26	1,325,000	1,275,094
Tenneco, Inc., 7.875%, 1/15/29(1)	1,425,000	1,541,002
Tenneco, Inc., 5.125%, 4/15/29(1)	1,150,000	1,125,787
Wheel Pros, Inc., 6.50%, 5/15/29(1)	775,000	745,089
		18,762,192
Automobiles — 2.4%
Ford Motor Co., 9.00%, 4/22/25	2,850,000	3,488,015
Ford Motor Co., 3.25%, 2/12/32	725,000	743,850
Ford Motor Co., 4.75%, 1/15/43	634,000	700,903
Ford Motor Co., 5.29%, 12/8/46	700,000	823,771
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	575,000	589,404
Ford Motor Credit Co. LLC, 4.375%, 8/6/23	600,000	625,041
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	400,000	413,000
Ford Motor Credit Co. LLC, 4.06%, 11/1/24	200,000	210,697
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	400,000	430,422
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,425,000	1,551,540
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	400,000	424,952
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	800,000	832,188
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	652,383
Ford Motor Credit Co. LLC, 2.70%, 8/10/26	600,000	606,000
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	400,000	430,452
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	211,749
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	4,075,000	4,637,207
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	1,300,000	1,400,789
Jaguar Land Rover Automotive plc, 7.75%, 10/15/25(1)	1,200,000	1,299,000
Jaguar Land Rover Automotive plc, 5.875%, 1/15/28(1)	800,000	815,136
Jaguar Land Rover Automotive plc, 5.50%, 7/15/29(1)	800,000	801,984
Mclaren Finance plc, 7.50%, 8/1/26(1)	600,000	607,965
PM General Purchaser LLC, 9.50%, 10/1/28(1)	800,000	811,668
Thor Industries, Inc., 4.00%, 10/15/29(1)	600,000	594,750
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	975,000	1,045,439
		24,748,305
Banks†
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	400,000	436,266
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	950,000	942,058
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,125,000	1,080,574
		2,022,632
Biotechnology — 0.1%
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)	600,000	613,122
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	175,000	181,441
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,025,000	1,031,637
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	1,253,000	1,323,268
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	650,000	698,301
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	975,000	1,011,085

Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	575,000	615,388
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	1,175,000	1,170,776
Griffon Corp., 5.75%, 3/1/28	1,425,000	1,482,862
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	425,000	445,555
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	300,000	302,571
PGT Innovations, Inc., 4.375%, 10/1/29(1)	1,050,000	1,057,051
Standard Industries, Inc., 4.375%, 7/15/30(1)	700,000	715,596
Victors Merger Corp., 6.375%, 5/15/29(1)	775,000	729,589
		10,765,120
Capital Markets — 1.7%
AG Issuer LLC, 6.25%, 3/1/28(1)	1,525,000	1,584,345
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	800,000	839,448
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	475,000	487,590
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	175,613
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,524,000	2,621,969
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	152,787
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,175,000	2,268,101
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	2,717,000	2,797,790
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	700,000	683,561
Iliad Holding SASU, 6.50%, 10/15/26(1)	600,000	631,254
Iliad Holding SASU, 7.00%, 10/15/28(1)	400,000	421,312
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	850,000	859,894
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	1,750,000	1,801,231
MSCI, Inc., 4.00%, 11/15/29(1)	350,000	366,331
MSCI, Inc., 3.625%, 11/1/31(1)	850,000	883,095
NFP Corp., 4.875%, 8/15/28(1)	375,000	379,320
NFP Corp., 6.875%, 8/15/28(1)	1,375,000	1,381,022
		18,334,663
Chemicals — 2.5%
Avient Corp., 5.75%, 5/15/25(1)	475,000	495,720
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	250,000	254,948
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	175,000	157,546
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28(1)	275,000	290,531
Diamond BC BV, 4.625%, 10/1/29(1)	700,000	695,439
FXI Holdings, Inc., 7.875%, 11/1/24(1)	1,914,000	1,952,165
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,680,000	1,892,184
Herens Holdco Sarl, 4.75%, 5/15/28(1)	600,000	588,951
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	225,000	240,263
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	575,000	627,161
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)(4)	725,000	734,044
LSB Industries, Inc., 6.25%, 10/15/28(1)	400,000	416,568
LSF11 A5 HoldCo LLC, 6.625%, 10/15/29(1)	325,000	320,582
Methanex Corp., 5.125%, 10/15/27	350,000	367,850
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	400,000	415,190
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	850,000	906,130
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	350,000	351,939
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	125,000	127,967
OCI NV, 4.625%, 10/15/25(1)	323,000	335,453
Olin Corp., 5.625%, 8/1/29	1,450,000	1,572,945
Olympus Water US Holding Corp., 6.25%, 10/1/29(1)	200,000	195,281
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	775,000	762,243
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	1,250,000	1,201,956
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	1,100,000	1,030,045
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	775,000	796,312
Scotts Miracle-Gro Co. (The), 4.00%, 4/1/31(1)	1,375,000	1,359,841

SPCM SA, 3.125%, 3/15/27(1)	400,000	395,672
TPC Group, Inc., 10.50%, 8/1/24(1)	575,000	417,516
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	1,316,000	1,341,498
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	1,050,000	1,072,585
Tronox, Inc., 6.50%, 5/1/25(1)	700,000	740,530
Tronox, Inc., 4.625%, 3/15/29(1)	1,175,000	1,175,658
Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(1)	175,000	177,223
Unifrax Escrow Issuer Corp., 7.50%, 9/30/29(1)	300,000	303,426
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	625,000	642,737
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	1,575,000	1,616,344
		25,972,443
Commercial Services and Supplies — 2.0%
ADT Security Corp. (The), 4.125%, 8/1/29(1)	725,000	715,434
ADT Security Corp. (The), 4.875%, 7/15/32(1)	875,000	894,687
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	1,325,000	1,391,879
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	1,700,000	1,818,303
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	800,000	800,900
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	800,000	786,400
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	1,147,000	1,117,195
APi Escrow Corp., 4.75%, 10/15/29(1)	475,000	485,227
APX Group, Inc., 5.75%, 7/15/29(1)	1,000,000	986,410
Covanta Holding Corp., 5.00%, 9/1/30	550,000	562,196
Covert Mergeco, Inc., 4.875%, 12/1/29(1)	250,000	254,130
Garda World Security Corp., 6.00%, 6/1/29(1)	2,175,000	2,080,181
IAA, Inc., 5.50%, 6/15/27(1)	300,000	311,175
Madison IAQ LLC, 4.125%, 6/30/28(1)	450,000	451,789
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,000,000	1,001,530
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	153,844
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	1,175,000	1,155,724
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	2,450,000	2,471,952
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	1,225,000	1,266,889
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	300,000	317,190
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	75,000	79,889
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	925,000	894,174
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	225,000	234,962
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	400,000	408,568
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	525,000	552,402
		21,193,030
Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,019,000	1,020,136
CommScope Technologies LLC, 5.00%, 3/15/27(1)	650,000	608,400
CommScope, Inc., 6.00%, 3/1/26(1)	825,000	850,860
CommScope, Inc., 8.25%, 3/1/27(1)	425,000	437,291
CommScope, Inc., 7.125%, 7/1/28(1)	750,000	737,936
CommScope, Inc., 4.75%, 9/1/29(1)	375,000	373,333
Nokia of America Corp., 6.45%, 3/15/29	1,750,000	1,973,038
Viavi Solutions, Inc., 3.75%, 10/1/29(1)	200,000	200,277
		6,201,271
Construction and Engineering — 0.6%
Artera Services LLC, 9.03%, 12/4/25(1)	350,000	370,668
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,450,000	1,450,268
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(1)	625,000	641,206
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,125,000	1,142,443
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	1,200,000	1,285,698

Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	1,250,000	1,289,388
		6,179,671
Construction Materials — 0.7%
Cemex SAB de CV, 7.375%, 6/5/27(1)	600,000	661,320
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,600,000	1,716,688
Cemex SAB de CV, 5.20%, 9/17/30(1)	600,000	645,165
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,000,000	997,915
Cemex SAB de CV, VRN, 5.125% (1)(5)	600,000	622,047
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	1,500,000	1,603,582
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	325,000	337,698
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	950,000	996,417
		7,580,832
Consumer Finance — 1.9%
Acuris Finance US, Inc. / Acuris Finance SARL, 5.00%, 5/1/28(1)	525,000	523,173
Ally Financial, Inc., 8.00%, 11/1/31	25,000	35,431
FirstCash, Inc., 4.625%, 9/1/28(1)	750,000	750,690
FirstCash, Inc., 5.625%, 1/1/30(1)	450,000	459,355
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(6)	2,998,470	2,896,867
LFS Topco LLC, 5.875%, 10/15/26(1)	450,000	465,093
Navient Corp., 5.50%, 1/25/23	400,000	417,080
Navient Corp., 7.25%, 9/25/23	165,000	178,055
Navient Corp., 5.875%, 10/25/24	1,875,000	2,001,094
Navient Corp., 6.75%, 6/25/25	2,125,000	2,339,625
Navient Corp., 6.75%, 6/15/26	675,000	746,840
Navient Corp., 5.00%, 3/15/27	100,000	102,088
Navient Corp., 5.50%, 3/15/29	1,350,000	1,348,778
Navient Corp., MTN, 6.125%, 3/25/24	700,000	747,078
OneMain Finance Corp., 8.25%, 10/1/23	325,000	359,460
OneMain Finance Corp., 6.125%, 3/15/24	100,000	106,143
OneMain Finance Corp., 8.875%, 6/1/25	350,000	374,915
OneMain Finance Corp., 7.125%, 3/15/26	1,025,000	1,170,012
OneMain Finance Corp., 6.625%, 1/15/28	525,000	588,748
OneMain Finance Corp., 5.375%, 11/15/29	400,000	435,500
PROG Holdings, Inc., 6.00%, 11/15/29(1)	550,000	566,709
SLM Corp., 3.125%, 11/2/26	1,275,000	1,264,099
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	875,000	937,160
World Acceptance Corp., 7.00%, 11/1/26(1)	675,000	677,389
		19,491,382
Containers and Packaging — 1.4%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(4)	2,900,000	2,990,016
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,725,000	1,737,722
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	651,885
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	155,897
Greif, Inc., 6.50%, 3/1/27(1)	475,000	493,330
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)(4)	425,000	444,905
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	725,000	746,750
LABL, Inc., 5.875%, 11/1/28(1)	275,000	283,938
LABL, Inc., 8.25%, 11/1/29(1)	700,000	705,198
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	75,000	75,785
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	2,450,000	2,458,942
OI European Group BV, 4.75%, 2/15/30(1)	550,000	558,256
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	325,000	350,530
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	200,000	211,200
Sealed Air Corp., 4.00%, 12/1/27(1)	400,000	417,426
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	300,000	313,848

Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	350,000	351,239
TriMas Corp., 4.125%, 4/15/29(1)	1,000,000	1,003,980
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	800,000	832,872
		14,783,719
Distributors — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	1,400,000	1,430,898
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	825,000	838,373
Performance Food Group, Inc., 5.50%, 10/15/27(1)	375,000	391,787
Performance Food Group, Inc., 4.25%, 8/1/29(1)	725,000	720,418
Resideo Funding, Inc., 4.00%, 9/1/29(1)	375,000	368,438
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31(1)	175,000	182,996
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	700,000	731,419
		4,664,329
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,800,000	1,762,038
Carriage Services, Inc., 4.25%, 5/15/29(1)	650,000	647,735
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	200,000	205,923
Graham Holdings Co., 5.75%, 6/1/26(1)	600,000	623,850
Service Corp. International, 4.00%, 5/15/31	950,000	963,238
Sotheby's, 7.375%, 10/15/27(1)	600,000	639,615
		4,842,399
Diversified Financial Services — 0.7%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	400,000	425,584
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	400,000	410,648
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,000,000	1,013,530
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	600,000	626,526
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	602,472
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	425,000	431,488
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	625,000	595,322
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	775,000	778,704
Paysafe Finance plc / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	675,000	627,048
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	575,000	650,411
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	600,000	627,816
Verscend Escrow Corp., 9.75%, 8/15/26(1)	575,000	611,886
		7,401,435
Diversified Telecommunication Services — 3.6%
Altice France Holding SA, 10.50%, 5/15/27(1)	2,300,000	2,475,743
Altice France Holding SA, 6.00%, 2/15/28(1)	2,325,000	2,224,560
Altice France SA, 8.125%, 2/1/27(1)	2,050,000	2,193,551
Altice France SA, 5.50%, 1/15/28(1)	1,225,000	1,217,558
Altice France SA, 5.125%, 1/15/29(1)	1,175,000	1,147,317
Altice France SA, 5.125%, 7/15/29(1)	2,350,000	2,296,396
Altice France SA, 5.50%, 10/15/29(1)	1,600,000	1,578,728
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	400,000	388,416
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	394,886
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	850,000	894,710
Consolidated Communications, Inc., 6.50%, 10/1/28(1)	450,000	478,125
Embarq Corp., 8.00%, 6/1/36	2,175,000	2,439,567
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	200,000	211,809
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	525,000	541,700
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	825,000	859,262
Frontier Communications Holdings LLC, 5.875%, 11/1/29	391,356	391,906
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	1,050,000	1,057,056
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,175,000	1,316,294
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(2)(3)	1,500,000	689,063

Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)(3)	325,000	149,552
Intelsat Luxembourg SA, 7.75%, 6/1/21(2)(7)	75,000	750
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)(3)	550,000	4,813
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	525,000	536,295
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,625,000	1,611,382
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	625,000	594,763
Lumen Technologies, Inc., 6.75%, 12/1/23	625,000	675,700
Lumen Technologies, Inc., 5.125%, 12/15/26(1)	800,000	833,712
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,350,000	1,308,238
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	875,000	876,356
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27(1)	350,000	346,850
Sprint Capital Corp., 6.875%, 11/15/28	375,000	475,005
Sprint Capital Corp., 8.75%, 3/15/32	1,550,000	2,327,604
Switch Ltd., 3.75%, 9/15/28(1)	275,000	277,457
Telecom Italia Capital SA, 6.375%, 11/15/33	875,000	943,530
Telecom Italia Capital SA, 6.00%, 9/30/34	1,815,000	1,922,412
Telecom Italia Capital SA, 7.20%, 7/18/36	100,000	114,820
Telecom Italia SpA, 5.30%, 5/30/24(1)	200,000	210,750
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	1,525,000	1,433,714
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	375,000	331,500
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	450,000	349,650
		38,121,500
Electric Utilities — 0.9%
Drax Finco plc, 6.625%, 11/1/25(1)	600,000	620,211
FirstEnergy Corp., 5.35%, 7/15/47	1,475,000	1,757,623
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	450,000	455,166
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	7,000	7,269
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,050,000	1,114,754
NRG Energy, Inc., 6.625%, 1/15/27	358,000	372,606
NRG Energy, Inc., 3.375%, 2/15/29(1)	225,000	220,800
NRG Energy, Inc., 3.625%, 2/15/31(1)	435,000	424,869
NRG Energy, Inc., 3.875%, 2/15/32(1)	525,000	515,332
Pacific Gas and Electric Co., 4.55%, 7/1/30	375,000	405,835
PG&E Corp., 5.00%, 7/1/28	650,000	684,827
Talen Energy Supply LLC, 6.50%, 6/1/25	100,000	39,896
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	525,000	226,296
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	217,000	190,725
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,000,000	1,033,985
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,175,000	1,220,896
		9,291,090
Electrical Equipment — 0.2%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	975,000	1,034,743
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	700,000	768,558
		1,803,301
Electronic Equipment, Instruments and Components — 0.7%
Brightstar Escrow Corp., 9.75%, 10/15/25(1)	525,000	563,608
II-VI, Inc., 5.00%, 12/15/29(1)	525,000	537,233
Imola Merger Corp., 4.75%, 5/15/29(1)	4,225,000	4,342,730
Sensata Technologies BV, 4.00%, 4/15/29(1)	1,400,000	1,432,172
TTM Technologies, Inc., 4.00%, 3/1/29(1)	975,000	970,383
		7,846,126
Energy Equipment and Services — 1.7%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	350,000	367,850
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,000,000	1,044,140
Basic Energy Services, Inc., 10.75%, 10/15/23(1)(2)(3)	75,000	6,750

Bristow Group, Inc., 6.875%, 3/1/28(1)	1,275,000	1,328,091
ChampionX Corp., 6.375%, 5/1/26	183,000	191,002
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,450,000	1,400,910
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	1,425,000	1,326,732
Global Marine, Inc., 7.00%, 6/1/28	25,000	16,781
Nabors Industries Ltd., 7.25%, 1/15/26(1)	250,000	231,510
Nabors Industries Ltd., 7.50%, 1/15/28(1)	775,000	702,472
Nabors Industries, Inc., 5.75%, 2/1/25	1,125,000	1,043,932
Nabors Industries, Inc., 7.375%, 5/15/27(1)	275,000	284,952
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	700,000	326,424
Noble Finance Co., 11.00% Cash or 6.50% Cash and 6.50% PIK or 15.00% PIK, 2/15/28(1)(4)	11,029	12,242
Precision Drilling Corp., 7.125%, 1/15/26(1)	525,000	535,492
Precision Drilling Corp., 6.875%, 1/15/29(1)	1,125,000	1,148,203
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	725,000	745,467
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	800,000	584,892
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	954,750	905,619
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	325,000	314,369
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	229,119	221,087
Transocean, Inc., 7.25%, 11/1/25(1)	175,000	134,932
Transocean, Inc., 11.50%, 1/30/27(1)	1,308,000	1,283,200
Transocean, Inc., 8.00%, 2/1/27(1)	1,175,000	847,222
Transocean, Inc., 7.50%, 4/15/31	425,000	251,562
Transocean, Inc., 9.35%, 12/15/41	150,000	88,802
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	650,000	676,712
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	275,000	290,757
Weatherford International Ltd., 11.00%, 12/1/24(1)	169,000	174,246
Weatherford International Ltd., 8.625%, 4/30/30(1)	925,000	961,820
		17,448,170
Entertainment — 1.0%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	575,000	600,714
AMC Entertainment Holdings, Inc., 10.50%, 4/24/26(1)	113,000	120,180
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(6)	3,252,338	3,218,188
Cinemark USA, Inc., 5.875%, 3/15/26(1)	875,000	887,031
Cinemark USA, Inc., 5.25%, 7/15/28(1)	1,725,000	1,684,825
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	500,000	517,463
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	700,000	696,500
Netflix, Inc., 5.875%, 11/15/28	425,000	511,777
Netflix, Inc., 6.375%, 5/15/29	225,000	279,916
Netflix, Inc., 5.375%, 11/15/29(1)	100,000	118,921
Netflix, Inc., 4.875%, 6/15/30(1)	400,000	467,190
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,100,000	1,079,666
		10,182,371
Equity Real Estate Investment Trusts (REITs) — 2.6%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	850,000	834,934
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	300,000	306,431
Diversified Healthcare Trust, 9.75%, 6/15/25	950,000	1,029,054
Diversified Healthcare Trust, 4.375%, 3/1/31	1,350,000	1,298,531
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	40,392
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	525,000	530,954
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	200,000	199,787
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	1,600,000	1,640,696
Iron Mountain, Inc., 5.00%, 7/15/28(1)	350,000	360,152
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,225,000	1,293,130
Iron Mountain, Inc., 4.50%, 2/15/31(1)	1,425,000	1,442,812
Iron Mountain, Inc., 5.625%, 7/15/32(1)	100,000	107,164

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	405,000	432,269
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	900,000	950,414
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	775,000	807,143
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	850,000	870,417
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	550,000	550,833
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	1,025,000	1,031,719
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	925,000	916,485
Service Properties Trust, 5.00%, 8/15/22	1,540,000	1,540,115
Service Properties Trust, 4.35%, 10/1/24	1,450,000	1,422,580
Service Properties Trust, 7.50%, 9/15/25	600,000	650,541
Service Properties Trust, 5.25%, 2/15/26	1,025,000	1,012,187
Service Properties Trust, 4.75%, 10/1/26	325,000	316,417
Service Properties Trust, 4.95%, 2/15/27	1,500,000	1,456,612
Service Properties Trust, 5.50%, 12/15/27	525,000	539,208
Service Properties Trust, 3.95%, 1/15/28	100,000	91,684
Service Properties Trust, 4.95%, 10/1/29	325,000	309,221
Service Properties Trust, 4.375%, 2/15/30	75,000	69,110
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	950,000	992,703
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 1/15/30(1)	325,000	313,219
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	825,000	819,427
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,250,000	1,247,600
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	808,000	842,570
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	225,000	232,655
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	225,000	238,327
XHR LP, 6.375%, 8/15/25(1)	550,000	582,376
XHR LP, 4.875%, 6/1/29(1)	525,000	535,085
		27,854,954
Food and Staples Retailing — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	425,000	432,886
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	800,000	840,456
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	125,000	132,672
Ingles Markets, Inc., 4.00%, 6/15/31(1)	800,000	807,148
Rite Aid Corp., 7.50%, 7/1/25(1)	716,000	736,793
Rite Aid Corp., 8.00%, 11/15/26(1)	587,000	599,424
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	1,300,000	1,363,667
United Natural Foods, Inc., 6.75%, 10/15/28(1)	275,000	294,876
		5,207,922
Food Products — 1.5%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	450,000	426,465
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	1,000,000	1,018,595
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	125,000	129,187
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	1,025,000	1,090,144
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	600,000	653,508
Kraft Heinz Foods Co., 5.00%, 7/15/35	577,000	707,013
Kraft Heinz Foods Co., 6.875%, 1/26/39	300,000	441,737
Kraft Heinz Foods Co., 6.50%, 2/9/40	325,000	463,129
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,250,000	1,558,331
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,025,000	2,580,716
Kraft Heinz Foods Co., 4.375%, 6/1/46	92,000	107,967
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	675,000	693,846
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	675,000	697,231
Post Holdings, Inc., 5.75%, 3/1/27(1)	425,000	439,325
Post Holdings, Inc., 5.625%, 1/15/28(1)	900,000	955,287
Post Holdings, Inc., 5.50%, 12/15/29(1)	525,000	552,452
Post Holdings, Inc., 4.50%, 9/15/31(1)	550,000	546,766

Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	1,300,000	1,282,671
US Foods, Inc., 6.25%, 4/15/25(1)	225,000	234,524
US Foods, Inc., 4.75%, 2/15/29(1)	1,575,000	1,603,161
		16,182,055
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	670,156
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	450,000	498,263
		1,168,419
Health Care Equipment and Supplies — 0.5%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	500,000	522,083
Avantor Funding, Inc., 3.875%, 11/1/29(1)	1,100,000	1,113,579
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	2,450,000	2,488,514
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	270,000	285,124
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	705,000	758,911
		5,168,211
Health Care Providers and Services — 4.0%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	475,000	499,957
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	500,000	514,510
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	550,000	545,985
Air Methods Corp., 8.00%, 5/15/25(1)	1,150,000	985,883
Cano Health LLC, 6.25%, 10/1/28(1)	975,000	976,397
Centene Corp., 4.25%, 12/15/27	1,500,000	1,566,345
Centene Corp., 2.45%, 7/15/28	500,000	493,270
Centene Corp., 4.625%, 12/15/29	253,000	273,288
Centene Corp., 3.00%, 10/15/30	350,000	356,384
Centene Corp., 2.50%, 3/1/31	350,000	341,313
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	875,000	906,618
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,600,000	1,683,744
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	800,000	847,640
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	1,350,000	1,459,876
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	729,000	715,452
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	600,000	640,698
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	2,600,000	2,652,728
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,125,000	2,105,524
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	1,578,000	1,594,364
DaVita, Inc., 4.625%, 6/1/30(1)	3,925,000	4,025,323
DaVita, Inc., 3.75%, 2/15/31(1)	825,000	805,315
Encompass Health Corp., 4.75%, 2/1/30	890,000	918,013
Envision Healthcare Corp., 8.75%, 10/15/26(1)	700,000	403,281
HCA, Inc., 7.69%, 6/15/25	250,000	295,647
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,477,225
HealthEquity, Inc., 4.50%, 10/1/29(1)	500,000	495,625
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	500,000	521,757
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	125,000	126,071
LifePoint Health, Inc., 5.375%, 1/15/29(1)	600,000	597,864
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	475,000	485,821
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	575,000	597,388
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	1,675,000	1,688,191
Owens & Minor, Inc., 4.50%, 3/31/29(1)	1,250,000	1,283,056
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	950,000	1,008,116
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(1)	175,000	185,146
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	525,000	530,287
Select Medical Corp., 6.25%, 8/15/26(1)	900,000	954,468
Tenet Healthcare Corp., 4.625%, 7/15/24	175,000	177,407

Tenet Healthcare Corp., 4.625%, 9/1/24(1)	400,000	409,428
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	1,750,000	1,800,164
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	25,000	25,909
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	225,000	234,628
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	504,000	518,588
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	1,650,000	1,746,121
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,075,000	1,093,565
Tenet Healthcare Corp., 4.375%, 1/15/30(1)	650,000	659,652
Tenet Healthcare Corp., 6.875%, 11/15/31	275,000	314,589
		42,538,621
Hotels, Restaurants and Leisure — 9.4%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	350,000	357,600
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	2,850,000	2,806,053
Affinity Gaming, 6.875%, 12/15/27(1)	825,000	859,172
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	102,126
Aramark Services, Inc., 6.375%, 5/1/25(1)	925,000	967,804
Boyd Gaming Corp., 8.625%, 6/1/25(1)	173,000	185,581
Boyne USA, Inc., 4.75%, 5/15/29(1)	625,000	644,822
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	2,300,000	2,549,883
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	1,475,000	1,478,090
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	650,000	679,634
Carnival Corp., 10.50%, 2/1/26(1)	1,175,000	1,342,684
Carnival Corp., 7.625%, 3/1/26(1)	2,100,000	2,204,065
Carnival Corp., 5.75%, 3/1/27(1)	13,000,000	13,019,500
Carnival Corp., 6.65%, 1/15/28	600,000	619,155
Carnival Corp., 6.00%, 5/1/29(1)	500,000	498,488
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	525,000	473,238
CEC Entertainment LLC, 6.75%, 5/1/26(1)	350,000	343,364
Cedar Fair LP, 5.25%, 7/15/29	1,050,000	1,077,830
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	350,000	362,693
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	1,200,000	1,279,770
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,200,000	1,237,200
Churchill Downs, Inc., 4.75%, 1/15/28(1)	100,000	103,672
Empire Resorts, Inc., 7.75%, 11/1/26(1)	600,000	603,618
Everi Holdings, Inc., 5.00%, 7/15/29(1)	450,000	455,240
Full House Resorts, Inc., 8.25%, 2/15/28(1)	1,625,000	1,708,557
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	2,400,000	2,518,500
Golden Nugget, Inc., 6.75%, 10/15/24(1)	100,000	100,130
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,550,000	1,613,573
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	1,325,000	1,203,869
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	350,000	364,572
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	550,000	588,390
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	200,000	201,787
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	850,000	846,944
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	2,000,000	2,053,110
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	1,300,000	1,301,957
International Game Technology plc, 4.125%, 4/15/26(1)	1,100,000	1,134,441
IRB Holding Corp., 7.00%, 6/15/25(1)	425,000	450,069
IRB Holding Corp., 6.75%, 2/15/26(1)	575,000	586,388
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	780,000	796,411
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	350,000	362,163
Life Time, Inc., 5.75%, 1/15/26(1)	2,300,000	2,383,202
Life Time, Inc., 8.00%, 4/15/26(1)	3,650,000	3,828,704
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	113,000	117,916
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	700,000	705,712

MGM China Holdings Ltd., 5.375%, 5/15/24(1)	400,000	399,104
MGM Resorts International, 6.00%, 3/15/23	1,925,000	2,014,060
MGM Resorts International, 6.75%, 5/1/25	400,000	418,400
MGM Resorts International, 5.50%, 4/15/27	106,000	113,004
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	975,000	981,357
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,625,000	1,699,774
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	1,450,000	1,524,233
Motion Bondco DAC, 6.625%, 11/15/27(1)	875,000	884,988
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	147,000	150,558
NCL Corp. Ltd., 12.25%, 5/15/24(1)	293,000	347,502
NCL Corp. Ltd., 3.625%, 12/15/24(1)	350,000	330,696
NCL Corp. Ltd., 10.25%, 2/1/26(1)	357,000	415,603
NCL Corp. Ltd., 5.875%, 3/15/26(1)	3,325,000	3,314,609
NCL Finance Ltd., 6.125%, 3/15/28(1)	725,000	715,339
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(1)	350,000	378,509
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	900,000	874,364
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	1,125,000	1,117,794
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,550,000	1,557,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	925,000	938,917
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	850,000	899,942
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	582,000	652,576
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	575,000	585,304
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	350,000	405,125
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,070,000	1,004,559
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	2,700,000	2,735,856
Scientific Games International, Inc., 8.25%, 3/15/26(1)	600,000	632,265
Scientific Games International, Inc., 7.00%, 5/15/28(1)	2,825,000	3,013,314
Scientific Games International, Inc., 7.25%, 11/15/29(1)	700,000	781,659
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	1,400,000	1,427,664
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	1,400,000	1,441,846
Station Casinos LLC, 4.625%, 12/1/31(1)	350,000	353,467
Studio City Finance Ltd., 6.00%, 7/15/25(1)	600,000	584,124
Studio City Finance Ltd., 5.00%, 1/15/29(1)	375,000	336,212
TKC Holdings, Inc., 10.50%, 5/15/29(1)	750,000	811,065
Travel + Leisure Co., 6.625%, 7/31/26(1)	1,125,000	1,248,795
Travel + Leisure Co., 4.625%, 3/1/30(1)	225,000	226,799
Viking Cruises Ltd., 6.25%, 5/15/25(1)	625,000	619,400
Viking Cruises Ltd., 13.00%, 5/15/25(1)	750,000	849,851
Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,950,000	1,858,740
Viking Cruises Ltd., 7.00%, 2/15/29(1)	200,000	200,859
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	450,000	450,070
VOC Escrow Ltd., 5.00%, 2/15/28(1)	825,000	817,946
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	100,000	103,135
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	750,000	767,584
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	125,000	127,062
		98,229,457
Household Durables — 2.3%
Adams Homes, Inc., 7.50%, 2/15/25(1)	450,000	470,738
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,000,000	1,058,520
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 8/1/29(1)	600,000	593,409
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	450,000	442,807
Beazer Homes USA, Inc., 6.75%, 3/15/25	477,000	491,207
Beazer Homes USA, Inc., 5.875%, 10/15/27	375,000	392,719
Beazer Homes USA, Inc., 7.25%, 10/15/29	1,000,000	1,116,170
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	925,000	929,505

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	450,000	460,942
Century Communities, Inc., 6.75%, 6/1/27	750,000	792,000
Century Communities, Inc., 3.875%, 8/15/29(1)	475,000	479,244
Empire Communities Corp., 7.00%, 12/15/25(1)	600,000	621,696
Installed Building Products, Inc., 5.75%, 2/1/28(1)	300,000	312,441
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	18,850
KB Home, 7.625%, 5/15/23	50,000	52,619
KB Home, 6.875%, 6/15/27	725,000	850,787
KB Home, 4.00%, 6/15/31	875,000	909,068
LGI Homes, Inc., 4.00%, 7/15/29(1)	425,000	424,033
Mattamy Group Corp., 4.625%, 3/1/30(1)	525,000	535,461
Meritage Homes Corp., 6.00%, 6/1/25	1,125,000	1,257,249
Newell Brands, Inc., 4.70%, 4/1/26	2,275,000	2,483,799
Newell Brands, Inc., 5.875%, 4/1/36	1,125,000	1,388,115
Newell Brands, Inc., 6.00%, 4/1/46	225,000	289,013
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	324,000	338,909
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	725,000	742,422
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	1,125,000	1,148,096
STL Holding Co. LLC, 7.50%, 2/15/26(1)	850,000	898,875
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	600,000	671,328
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	800,000	815,148
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	600,000	602,067
TopBuild Corp., 4.125%, 2/15/32(1)	500,000	513,842
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	390,000	425,003
Tri Pointe Homes, Inc., 5.25%, 6/1/27	675,000	725,456
Tri Pointe Homes, Inc., 5.70%, 6/15/28	150,000	165,207
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	550,000	568,670
		23,985,415
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 4/30/31(1)	625,000	629,047
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	225,000	222,506
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	400,000	377,676
Spectrum Brands, Inc., 5.75%, 7/15/25	17,000	17,379
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	200,000	214,792
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	475,000	469,763
		1,931,163
Independent Power and Renewable Electricity Producers — 0.5%
Atlantica Sustainable Infrastructure plc, 4.125%, 6/15/28(1)	400,000	403,574
Calpine Corp., 5.25%, 6/1/26(1)	50,000	51,361
Calpine Corp., 4.50%, 2/15/28(1)	625,000	649,519
Calpine Corp., 5.125%, 3/15/28(1)	1,600,000	1,626,848
Calpine Corp., 4.625%, 2/1/29(1)	775,000	765,518
Calpine Corp., 5.00%, 2/1/31(1)	450,000	450,695
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	750,000	789,540
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	400,000	397,574
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	650,000	682,422
		5,817,051
Insurance — 0.7%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	2,000,000	2,000,770
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	175,000	192,901
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	1,200,000	1,168,818
AssuredPartners, Inc., 7.00%, 8/15/25(1)	475,000	479,056
AssuredPartners, Inc., 5.625%, 1/15/29(1)	400,000	389,670
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	900,000	885,514
Genworth Holdings, Inc., 4.80%, 2/15/24	475,000	494,508

HUB International Ltd., 7.00%, 5/1/26(1)	1,725,000	1,774,637
HUB International Ltd., 5.625%, 12/1/29(1)	125,000	128,969
MBIA Insurance Corp., VRN, 11.38%, (3-month LIBOR plus 11.26%), 1/15/33(1)(2)(3)	125,000	15,313
		7,530,156
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	450,000	450,581
Ziff Davis, Inc., 4.625%, 10/15/30(1)	326,000	334,914
		785,495
Internet and Direct Marketing Retail — 0.4%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,325,000	1,371,594
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	800,000	795,024
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	675,000	702,962
Millennium Escrow Corp., 6.625%, 8/1/26(1)	700,000	702,481
QVC, Inc., 4.75%, 2/15/27	400,000	411,760
		3,983,821
IT Services — 0.7%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	850,000	874,272
CDW LLC / CDW Finance Corp., 3.25%, 2/15/29	500,000	505,183
Endure Digital, Inc., 6.00%, 2/15/29(1)	1,150,000	1,071,116
Exela Intermediate LLC / Exela Finance, Inc., 11.50%, 7/15/26(1)	1,307,000	928,467
MoneyGram International, Inc., 5.375%, 8/1/26(1)	650,000	660,484
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	725,000	747,518
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	775,000	826,472
Twilio, Inc., 3.875%, 3/15/31	475,000	480,289
Vericast Corp., 11.00%, 9/15/26(1)	1,010,000	1,071,862
		7,165,663
Leisure Products — 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	875,000	847,792
Mattel, Inc., 3.375%, 4/1/26(1)	500,000	513,287
Mattel, Inc., 6.20%, 10/1/40	100,000	129,529
Mattel, Inc., 5.45%, 11/1/41	250,000	298,793
		1,789,401
Life Sciences Tools and Services — 0.1%
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)	600,000	601,383
Machinery — 0.8%
Granite US Holdings Corp., 11.00%, 10/1/27(1)	200,000	217,700
Hillenbrand, Inc., 3.75%, 3/1/31	575,000	577,263
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(4)	900,000	946,044
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	78,578
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	100,000	105,368
OT Merger Corp., 7.875%, 10/15/29(1)	475,000	467,949
Terex Corp., 5.00%, 5/15/29(1)	1,150,000	1,183,373
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	1,250,000	1,270,050
Titan International, Inc., 7.00%, 4/30/28	575,000	613,191
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	359,000	385,087
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	400,000	421,012
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,700,000	1,782,654
		8,048,269
Marine — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	1,675,000	1,694,103
Media — 7.5%
Altice Financing SA, 5.00%, 1/15/28(1)	1,150,000	1,124,067
AMC Networks, Inc., 4.25%, 2/15/29	950,000	945,782
Audacy Capital Corp., 6.75%, 3/31/29(1)	600,000	587,022
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	375,480

CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	77,342
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	150,000	156,266
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,175,000	2,198,544
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	3,675,000	3,786,775
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	2,875,000	2,937,718
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	2,150,000	2,119,121
Clear Channel International BV, 6.625%, 8/1/25(1)	675,000	702,678
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	1,400,000	1,500,142
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,050,000	1,122,681
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,825,000	1,890,700
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,800,000	1,929,654
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,104,000	3,098,459
CSC Holdings LLC, 4.125%, 12/1/30(1)	700,000	684,509
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,850,000	2,701,629
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,225,000	2,200,792
CSC Holdings LLC, 5.00%, 11/15/31(1)	1,150,000	1,109,980
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	1,800,000	902,070
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,225,000	346,063
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	2,200,000	2,255,440
DISH DBS Corp., 5.875%, 11/15/24	750,000	771,420
DISH DBS Corp., 5.25%, 12/1/26(1)	1,850,000	1,882,671
DISH DBS Corp., 7.375%, 7/1/28	700,000	709,874
DISH DBS Corp., 5.75%, 12/1/28(1)	1,475,000	1,492,516
DISH DBS Corp., 5.125%, 6/1/29	975,000	888,829
GCI LLC, 4.75%, 10/15/28(1)	825,000	847,848
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	1,200,000	1,236,654
Gray Television, Inc., 5.875%, 7/15/26(1)	75,000	77,564
Gray Television, Inc., 7.00%, 5/15/27(1)	925,000	989,602
Gray Television, Inc., 4.75%, 10/15/30(1)	1,325,000	1,318,978
iHeartCommunications, Inc., 6.375%, 5/1/26	526,328	546,644
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	825,000	858,908
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	525,000	533,216
Lamar Media Corp., 3.75%, 2/15/28	275,000	276,082
Lamar Media Corp., 4.00%, 2/15/30	575,000	584,163
Lamar Media Corp., 3.625%, 1/15/31	125,000	121,909
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	360,000	378,360
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,250,000	1,242,194
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	850,000	876,350
News Corp., 3.875%, 5/15/29(1)	1,725,000	1,745,234
Nexstar Media, Inc., 5.625%, 7/15/27(1)	1,250,000	1,319,256
Nexstar Media, Inc., 4.75%, 11/1/28(1)	850,000	867,489
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	1,275,000	1,306,288
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	400,000	401,334
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	150,000	149,852
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26(1)	575,000	581,452
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(1)	1,000,000	1,006,050
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	150,000	150,046
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	275,000	279,880
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	500,000	525,781
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	650,000	660,426
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	875,000	849,691
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	850,000	825,694
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,075,000	1,020,191
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,550,000	1,552,488
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	375,000	390,218

Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	1,250,000	1,348,975
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	2,250,000	2,210,006
TEGNA, Inc., 4.625%, 3/15/28	1,600,000	1,620,584
TEGNA, Inc., 5.00%, 9/15/29	875,000	896,271
Univision Communications, Inc., 5.125%, 2/15/25(1)	600,000	606,747
Univision Communications, Inc., 9.50%, 5/1/25(1)	350,000	374,418
Univision Communications, Inc., 6.625%, 6/1/27(1)	800,000	862,812
Univision Communications, Inc., 4.50%, 5/1/29(1)	1,450,000	1,467,081
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	2,600,000	2,656,199
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	207,778
Videotron Ltd., 5.375%, 6/15/24(1)	100,000	107,104
Virgin Media Finance plc, 5.00%, 7/15/30(1)	600,000	597,936
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	200,000	201,810
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	1,125,000	1,159,892
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	201,299
Ziggo BV, 5.50%, 1/15/27(1)	238,000	244,821
		78,781,799
Metals and Mining — 2.8%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	646,578
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	400,000	412,574
Allegheny Technologies, Inc., 5.875%, 12/1/27	525,000	548,084
Allegheny Technologies, Inc., 4.875%, 10/1/29	500,000	501,253
Allegheny Technologies, Inc., 5.125%, 10/1/31	825,000	832,375
ArcelorMittal SA, 4.55%, 3/11/26	550,000	602,632
ArcelorMittal SA, 7.00%, 10/15/39	50,000	68,955
Arconic Corp., 6.00%, 5/15/25(1)	625,000	654,688
Arconic Corp., 6.125%, 2/15/28(1)	200,000	213,176
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	156,156
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,000,000	1,082,630
Carpenter Technology Corp., 6.375%, 7/15/28	1,319,000	1,402,526
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	955,000	1,081,986
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	275,000	291,478
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,150,000	1,198,587
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	525,000	536,277
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,050,000	1,092,399
Coeur Mining, Inc., 5.125%, 2/15/29(1)	575,000	527,787
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	77,013
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	375,000	397,592
Constellium SE, 5.625%, 6/15/28(1)	525,000	552,807
Constellium SE, 3.75%, 4/15/29(1)	1,025,000	1,010,004
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	407,000	412,199
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,550,000	1,571,080
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	225,000	231,744
Freeport-McMoRan, Inc., 4.125%, 3/1/28	350,000	363,627
Freeport-McMoRan, Inc., 4.375%, 8/1/28	575,000	603,856
Freeport-McMoRan, Inc., 4.25%, 3/1/30	1,325,000	1,399,776
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,175,000	1,262,138
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,275,000	1,605,276
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	525,000	525,604
IAMGOLD Corp., 5.75%, 10/15/28(1)	550,000	541,217
Mineral Resources Ltd., 8.125%, 5/1/27(1)	650,000	701,997
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	69,557
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)(3)	75,000	5
Novelis Corp., 4.75%, 1/30/30(1)	300,000	315,894
Novelis Corp., 3.875%, 8/15/31(1)	150,000	149,296

Park-Ohio Industries, Inc., 6.625%, 4/15/27	800,000	777,200
Petra Diamonds US Treasury plc, 10.50% PIK, 3/8/26(1)	103,238	106,851
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	1,800,000	1,893,114
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	600,000	612,750
Taseko Mines Ltd., 7.00%, 2/15/26(1)	675,000	702,702
TMS International Corp., 6.25%, 4/15/29(1)	975,000	971,495
United States Steel Corp., 6.875%, 3/1/29	500,000	538,930
		29,243,865
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	1,175,000	1,172,509
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	325,000	327,493
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	450,000	462,017
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)	350,000	354,200
		2,316,219
Multiline Retail — 0.3%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	1,025,000	1,094,597
Macy's Retail Holdings LLC, 6.375%, 3/15/37	300,000	318,278
Macy's Retail Holdings LLC, 5.125%, 1/15/42	1,875,000	1,793,325
		3,206,200
Oil, Gas and Consumable Fuels — 14.7%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,075,000	1,156,012
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	1,225,000	1,351,230
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,000,000	1,037,250
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	375,000	396,263
Antero Resources Corp., 7.625%, 2/1/29(1)	667,000	741,427
Antero Resources Corp., 5.375%, 3/1/30(1)	275,000	294,438
Apache Corp., 4.25%, 1/15/30	500,000	543,318
Apache Corp., 5.10%, 9/1/40	700,000	792,106
Apache Corp., 4.75%, 4/15/43	25,000	27,500
Apache Corp., 7.375%, 8/15/47	250,000	314,106
Apache Corp., 5.35%, 7/1/49	1,100,000	1,258,389
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	425,000	431,360
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	870,000	1,165,469
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	625,000	652,450
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	900,000	867,235
Athabasca Oil Corp., 9.75%, 11/1/26(1)	1,425,000	1,412,232
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,150,000	1,220,196
Callon Petroleum Co., 6.125%, 10/1/24	1,375,000	1,355,805
Callon Petroleum Co., 8.25%, 7/15/25	768,000	756,511
Callon Petroleum Co., 8.00%, 8/1/28(1)	1,050,000	1,061,991
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	450,000	442,553
Chaparral Energy, Inc., 9.00%, 2/14/25	50,260	131,294
Cheniere Energy Partners LP, 4.00%, 3/1/31	2,050,000	2,153,289
Cheniere Energy Partners LP, 3.25%, 1/31/32(1)	2,350,000	2,378,200
Citgo Holding, Inc., 9.25%, 8/1/24(1)	2,550,000	2,565,593
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	800,000	824,156
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,325,000	1,346,240
Civitas Resources, Inc., 5.00%, 10/15/26(1)	1,025,000	1,036,429
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	25,000	24,949
CNX Resources Corp., 7.25%, 3/14/27(1)	1,775,000	1,884,571
CNX Resources Corp., 6.00%, 1/15/29(1)	1,050,000	1,093,475
Colgate Energy Partners III LLC, 5.875%, 7/1/29(1)	625,000	644,637
Comstock Resources, Inc., 7.50%, 5/15/25(1)	249,000	257,896
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,050,000	1,140,625
Comstock Resources, Inc., 5.875%, 1/15/30(1)	1,625,000	1,668,314

CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	3,000,000	3,135,960
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	1,475,000	1,534,221
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,350,000	1,381,954
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	525,000	545,486
DCP Midstream Operating LP, 5.375%, 7/15/25	525,000	574,172
DCP Midstream Operating LP, 5.625%, 7/15/27	550,000	622,050
DCP Midstream Operating LP, 5.125%, 5/15/29	1,450,000	1,640,552
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	384,000	394,406
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,325,000	1,379,881
Devon Energy Corp., 5.875%, 6/15/28	113,000	122,411
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	200,000	213,500
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	400,000	395,557
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	450,000	443,043
EnLink Midstream LLC, 5.625%, 1/15/28(1)	125,000	130,183
EnLink Midstream LLC, 5.375%, 6/1/29	1,000,000	1,024,180
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	339,968
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,325,000	1,396,007
EnLink Midstream Partners LP, 5.60%, 4/1/44	450,000	454,491
EnLink Midstream Partners LP, 5.05%, 4/1/45	575,000	555,709
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,325,000	1,338,647
EQM Midstream Partners LP, 4.75%, 7/15/23	520,000	541,351
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	207,961
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	525,000	571,526
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	420,473
EQM Midstream Partners LP, 5.50%, 7/15/28	751,000	821,534
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	700,000	729,032
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	775,000	820,791
EQM Midstream Partners LP, 6.50%, 7/15/48	275,000	334,513
EQT Corp., 6.625%, 2/1/25	225,000	253,973
EQT Corp., 3.125%, 5/15/26(1)	625,000	642,353
EQT Corp., 3.90%, 10/1/27	1,325,000	1,422,732
EQT Corp., 5.00%, 1/15/29	275,000	304,954
EQT Corp., 7.50%, 2/1/30	675,000	868,431
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	300,000	296,562
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	350,000	361,088
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	800,000	807,132
Gulfport Energy Corp., 8.00%, 5/17/26(1)	1,586,132	1,732,516
Harbour Energy plc, 5.50%, 10/15/26(1)	400,000	397,412
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,525,000	1,633,915
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	1,300,000	1,340,462
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,995,000	2,080,206
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	475,000	500,011
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)	350,000	361,244
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	1,525,000	1,580,281
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	700,000	698,869
Ithaca Energy North Sea plc, 9.00%, 7/15/26(1)	1,200,000	1,231,248
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,125,000	1,115,595
Laredo Petroleum, Inc., 9.50%, 1/15/25	2,125,000	2,169,710
Laredo Petroleum, Inc., 7.75%, 7/31/29(1)	1,650,000	1,611,068
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	1,109,000	1,138,145
Matador Resources Co., 5.875%, 9/15/26	2,325,000	2,397,900
MEG Energy Corp., 7.125%, 2/1/27(1)	1,675,000	1,786,270
MEG Energy Corp., 5.875%, 2/1/29(1)	275,000	288,296
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,100,000	1,029,644
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	125,000	126,223

Murphy Oil Corp., 6.875%, 8/15/24	413,000	422,202
Murphy Oil Corp., 5.75%, 8/15/25	1,125,000	1,157,490
Murphy Oil Corp., 5.875%, 12/1/27	250,000	258,516
Murphy Oil Corp., 6.375%, 7/15/28	1,350,000	1,436,886
Murphy Oil Corp., 7.05%, 5/1/29	25,000	27,500
Murphy Oil Corp., 6.375%, 12/1/42	525,000	525,740
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	879,713	4,487
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	600,000	596,172
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	1,725,000	1,781,244
Northern Oil and Gas, Inc., 8.125%, 3/1/28(1)	2,025,000	2,139,250
NuStar Logistics LP, 5.75%, 10/1/25	225,000	242,353
NuStar Logistics LP, 6.00%, 6/1/26	200,000	217,209
NuStar Logistics LP, 6.375%, 10/1/30	300,000	333,459
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	500,000	525,735
Occidental Petroleum Corp., 8.00%, 7/15/25	325,000	379,763
Occidental Petroleum Corp., 5.50%, 12/1/25	600,000	666,225
Occidental Petroleum Corp., 5.55%, 3/15/26	1,125,000	1,253,677
Occidental Petroleum Corp., 8.50%, 7/15/27	575,000	717,887
Occidental Petroleum Corp., 7.125%, 10/15/27	200,000	232,404
Occidental Petroleum Corp., 6.375%, 9/1/28	950,000	1,129,284
Occidental Petroleum Corp., 8.875%, 7/15/30	1,700,000	2,295,646
Occidental Petroleum Corp., 6.625%, 9/1/30	675,000	836,446
Occidental Petroleum Corp., 6.125%, 1/1/31	550,000	669,174
Occidental Petroleum Corp., 7.50%, 5/1/31	2,127,000	2,801,344
Occidental Petroleum Corp., 7.875%, 9/15/31	575,000	768,418
Occidental Petroleum Corp., 6.45%, 9/15/36	1,800,000	2,298,600
Occidental Petroleum Corp., 7.95%, 6/15/39	150,000	198,212
Occidental Petroleum Corp., 6.20%, 3/15/40	1,850,000	2,278,201
Occidental Petroleum Corp., 6.60%, 3/15/46	2,375,000	3,085,291
Occidental Petroleum Corp., 4.40%, 4/15/46	350,000	359,412
Ovintiv, Inc., 8.125%, 9/15/30	700,000	931,834
Parkland Corp., 5.875%, 7/15/27(1)	775,000	818,524
Parkland Corp., 4.50%, 10/1/29(1)	2,400,000	2,405,832
Parkland Corp., 4.625%, 5/1/30(1)	750,000	746,591
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	350,000	333,324
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	525,000	374,609
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	700,000	450,769
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,000,000	973,540
PDC Energy, Inc., 5.75%, 5/15/26	800,000	827,724
Penn Virginia Escrow LLC, 9.25%, 8/15/26(1)	900,000	934,875
Range Resources Corp., 5.00%, 3/15/23	637,000	652,008
Range Resources Corp., 9.25%, 2/1/26	625,000	674,414
Range Resources Corp., 8.25%, 1/15/29	1,050,000	1,172,582
Renewable Energy Group, Inc., 5.875%, 6/1/28(1)	275,000	282,949
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	825,000	851,124
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	550,000	566,503
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	275,000	293,219
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	575,000	600,309
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	100,000	113,020
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	375,000	424,380
SM Energy Co., 5.00%, 1/15/24	125,000	124,634
SM Energy Co., 5.625%, 6/1/25	575,000	580,675
SM Energy Co., 6.75%, 9/15/26	1,000,000	1,028,540
SM Energy Co., 6.625%, 1/15/27	600,000	618,624
SM Energy Co., 6.50%, 7/15/28	375,000	388,658

Southwestern Energy Co., 6.45%, 1/23/25	238,000	261,844
Southwestern Energy Co., 8.375%, 9/15/28	325,000	363,230
Southwestern Energy Co., 5.375%, 2/1/29	825,000	873,605
Southwestern Energy Co., 5.375%, 3/15/30	775,000	831,761
Southwestern Energy Co., 4.75%, 2/1/32	1,050,000	1,107,792
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	12,000	10,812
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	600,000	626,340
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30(1)	1,225,000	1,257,377
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	475,000	514,670
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	725,000	726,109
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	775,000	768,002
Talos Production, Inc., 12.00%, 1/15/26	1,175,000	1,232,034
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	1,500,000	1,561,560
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,675,000	1,749,923
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,125,000	1,187,227
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	150,000	168,024
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	700,000	765,926
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,125,000	1,223,640
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32(1)	225,000	235,514
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,050,000	1,067,845
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,000,000	1,061,730
Western Midstream Operating LP, 4.00%, 7/1/22	225,000	225,842
Western Midstream Operating LP, 4.65%, 7/1/26	100,000	108,945
Western Midstream Operating LP, 4.50%, 3/1/28	475,000	518,007
Western Midstream Operating LP, 4.75%, 8/15/28	275,000	304,270
Western Midstream Operating LP, 5.30%, 2/1/30	250,000	275,256
Western Midstream Operating LP, 5.45%, 4/1/44	400,000	478,568
Western Midstream Operating LP, 5.30%, 3/1/48	2,175,000	2,624,050
Western Midstream Operating LP, 5.50%, 8/15/48	225,000	269,096
		153,879,795
Paper and Forest Products — 0.3%
Ahlstrom-Munksjo Holding 3 Oy, 4.875%, 2/4/28(1)	400,000	395,084
Domtar Corp., 6.75%, 10/1/28(1)	800,000	822,464
Glatfelter Corp., 4.75%, 11/15/29(1)	400,000	413,092
Mercer International, Inc., 5.125%, 2/1/29	1,100,000	1,125,366
		2,756,006
Personal Products — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	700,000	743,981
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	1,025,000	1,034,199
		1,778,180
Pharmaceuticals — 2.4%
180 Medical, Inc., 3.875%, 10/15/29(1)	400,000	405,574
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	2,225,000	2,339,465
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	2,323,000	2,369,077
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,675,000	2,820,734
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	375,000	373,656
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,225,000	1,128,929
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	200,000	190,376
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	225,000	223,066
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,491,000	1,519,269
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	2,581,000	1,926,794
Endo Finance LLC, 5.75%, 1/15/22(1)	125,000	116,250
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)	850,000	834,679
Jazz Securities DAC, 4.375%, 1/15/29(1)	900,000	933,453
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)(2)(3)	3,975,000	2,110,785

Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)(2)(3)	50,000	27,301
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)(3)	1,150,000	1,220,437
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	975,000	992,530
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	1,400,000	1,465,065
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	900,000	902,061
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	2,148,000	2,198,328
Prestige Brands, Inc., 5.125%, 1/15/28(1)	275,000	286,737
Prestige Brands, Inc., 3.75%, 4/1/31(1)	525,000	510,045
		24,894,611
Professional Services — 0.3%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	400,000	415,000
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	1,525,000	1,548,157
ASGN, Inc., 4.625%, 5/15/28(1)	525,000	544,386
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	105,000	109,313
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(1)	200,000	204,948
Science Applications International Corp., 4.875%, 4/1/28(1)	725,000	744,227
		3,566,031
Real Estate Management and Development — 0.9%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	300,000	321,428
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	52,207
Forestar Group, Inc., 3.85%, 5/15/26(1)	825,000	827,945
Forestar Group, Inc., 5.00%, 3/1/28(1)	600,000	617,895
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	150,000	152,822
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	1,050,000	1,119,783
Howard Hughes Corp. (The), 4.125%, 2/1/29(1)	825,000	837,198
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	525,000	531,027
Kennedy-Wilson, Inc., 4.75%, 2/1/30	575,000	583,751
Newmark Group, Inc., 6.125%, 11/15/23	475,000	508,725
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	102,731
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	761,000	807,421
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	875,000	945,967
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	2,525,000	2,591,976
		10,000,876
Road and Rail — 1.2%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	2,525,000	2,414,531
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	250,000	259,625
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,175,000	1,203,188
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	350,000	369,702
Hertz Corp. (The), 4.625%, 12/1/26(1)	425,000	428,224
Hertz Corp. (The), 5.00%, 12/1/29(1)	950,000	952,527
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	800,000	827,420
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(1)	750,000	777,780
Uber Technologies, Inc., 7.50%, 5/15/25(1)	1,450,000	1,525,625
Uber Technologies, Inc., 8.00%, 11/1/26(1)	625,000	666,553
Uber Technologies, Inc., 7.50%, 9/15/27(1)	875,000	953,313
Uber Technologies, Inc., 6.25%, 1/15/28(1)	950,000	1,021,145
Uber Technologies, Inc., 4.50%, 8/15/29(1)	1,150,000	1,173,247
XPO Logistics, Inc., 6.25%, 5/1/25(1)	363,000	380,248
		12,953,128
Semiconductors and Semiconductor Equipment — 0.1%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	200,000	211,584
ams AG, 7.00%, 7/31/25(1)	450,000	477,703
Synaptics, Inc., 4.00%, 6/15/29(1)	800,000	813,148
		1,502,435

Software — 2.0%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	250,000	262,461
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	700,000	731,923
Camelot Finance SA, 4.50%, 11/1/26(1)	1,275,000	1,320,989
Castle US Holding Corp., 9.50%, 2/15/28(1)	875,000	913,426
Elastic NV, 4.125%, 7/15/29(1)	700,000	693,710
Fair Isaac Corp., 4.00%, 6/15/28(1)	525,000	540,572
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	600,000	590,601
LogMeIn, Inc., 5.50%, 9/1/27(1)	1,575,000	1,595,538
MicroStrategy, Inc., 6.125%, 6/15/28(1)	675,000	677,383
NCR Corp., 5.75%, 9/1/27(1)	1,200,000	1,255,200
NCR Corp., 5.00%, 10/1/28(1)	925,000	954,156
NCR Corp., 5.125%, 4/15/29(1)	2,000,000	2,074,020
NCR Corp., 6.125%, 9/1/29(1)	1,100,000	1,180,094
NCR Corp., 5.25%, 10/1/30(1)	750,000	771,746
Open Text Corp., 3.875%, 2/15/28(1)	650,000	663,514
Open Text Corp., 3.875%, 12/1/29(1)	1,100,000	1,115,576
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	650,000	670,501
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	1,475,000	1,492,044
Rocket Software, Inc., 6.50%, 2/15/29(1)	625,000	610,628
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,500,000	1,569,307
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,550,000	1,606,273
		21,289,662
Specialty Retail — 3.4%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	450,000	484,988
Arko Corp., 5.125%, 11/15/29(1)	400,000	387,076
Asbury Automotive Group, Inc., 4.50%, 3/1/28	320,000	326,859
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	400,000	408,168
Asbury Automotive Group, Inc., 4.75%, 3/1/30	200,000	203,553
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	400,000	415,682
At Home Group, Inc., 7.125%, 7/15/29(1)	350,000	344,367
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	101,000	123,321
Bath & Body Works, Inc., 5.25%, 2/1/28	75,000	82,981
Bath & Body Works, Inc., 7.50%, 6/15/29	425,000	484,577
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,175,000	1,332,656
Bath & Body Works, Inc., 6.875%, 11/1/35	290,000	360,780
Bath & Body Works, Inc., 6.75%, 7/1/36	2,950,000	3,647,557
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(4)	525,000	518,963
eG Global Finance plc, 6.75%, 2/7/25(1)	725,000	734,816
eG Global Finance plc, 8.50%, 10/30/25(1)	400,000	414,916
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	1,500,000	1,449,112
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,075,000	1,994,988
Gap, Inc. (The), 3.625%, 10/1/29(1)	425,000	421,028
Gap, Inc. (The), 3.875%, 10/1/31(1)	175,000	172,881
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	350,000	350,970
LBM Acquisition LLC, 6.25%, 1/15/29(1)	925,000	915,898
Lithia Motors, Inc., 4.625%, 12/15/27(1)	450,000	473,956
Lithia Motors, Inc., 3.875%, 6/1/29(1)	1,950,000	1,993,924
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	1,575,000	1,594,428
Michaels Cos., Inc. (The), 5.25%, 5/1/28(1)	275,000	275,576
Michaels Cos., Inc. (The), 7.875%, 5/1/29(1)	625,000	616,691
Murphy Oil USA, Inc., 5.625%, 5/1/27	50,000	52,054
Murphy Oil USA, Inc., 4.75%, 9/15/29	200,000	210,787
Park River Holdings, Inc., 5.625%, 2/1/29(1)	1,050,000	1,004,225
Party City Holdings, Inc., 8.75%, 2/15/26(1)	600,000	620,124

PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	900,000	925,258
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	950,000	1,033,614
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	175,000	182,686
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	575,000	581,437
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,250,000	1,264,006
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	800,000	839,268
SRS Distribution, Inc., 4.625%, 7/1/28(1)	700,000	703,696
Staples, Inc., 7.50%, 4/15/26(1)	2,230,000	2,294,224
Staples, Inc., 10.75%, 4/15/27(1)	1,750,000	1,651,195
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	650,000	658,414
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	800,000	823,456
Victoria's Secret & Co., 4.625%, 7/15/29(1)	550,000	563,216
White Cap Buyer LLC, 6.875%, 10/15/28(1)	625,000	652,450
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)(4)	825,000	847,650
		35,438,472
Technology Hardware, Storage and Peripherals — 0.2%
Diebold Nixdorf, Inc., 8.50%, 4/15/24	550,000	550,572
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	775,000	835,322
Xerox Holdings Corp., 5.00%, 8/15/25(1)	675,000	716,209
Xerox Holdings Corp., 5.50%, 8/15/28(1)	500,000	527,740
		2,629,843
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)	375,000	367,116
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	135,996
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	450,000	450,751
		953,863
Thrifts and Mortgage Finance — 1.6%
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,450,000	1,585,582
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	1,125,000	1,150,088
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,375,000	1,345,492
MGIC Investment Corp., 5.25%, 8/15/28	2,455,000	2,581,224
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	550,000	573,537
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,125,000	1,149,199
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	900,000	890,046
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	275,000	274,011
NMI Holdings, Inc., 7.375%, 6/1/25(1)	750,000	852,375
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	1,325,000	1,275,862
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	450,000	455,132
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	625,000	636,963
Radian Group, Inc., 4.50%, 10/1/24	500,000	524,278
Radian Group, Inc., 4.875%, 3/15/27	1,600,000	1,718,500
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	375,000	376,313
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,225,000	1,203,752
		16,592,354
Tobacco†
Turning Point Brands, Inc., 5.625%, 2/15/26(1)	155,000	155,547
Trading Companies and Distributors — 0.4%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	400,000	411,842
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	175,000	181,378
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	825,000	825,813
Fly Leasing Ltd., 7.00%, 10/15/24(1)	700,000	689,041
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25(1)	350,000	362,164
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27(1)	775,000	868,775
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(1)	775,000	791,329

Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	625,000	614,941
		4,745,283
Transportation Infrastructure†
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(1)	400,000	389,406
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	700,000	737,478
Wireless Telecommunication Services — 1.3%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)	585,689	543,130
Digicel Group Holdings Ltd., 8.00% Cash plus 2.00% PIK, 4/1/24	3,111,478	3,114,870
Sprint Communications, Inc., 9.25%, 4/15/22	350,000	359,432
Sprint Corp., 7.875%, 9/15/23	2,275,000	2,508,699
Sprint Corp., 7.125%, 6/15/24	575,000	646,254
Sprint Corp., 7.625%, 3/1/26	425,000	510,793
T-Mobile USA, Inc., 2.625%, 4/15/26	800,000	805,044
T-Mobile USA, Inc., 2.625%, 2/15/29	325,000	320,687
T-Mobile USA, Inc., 3.375%, 4/15/29	200,000	204,134
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	1,600,000	1,570,592
Vmed O2 UK Financing I plc, 4.75%, 7/15/31(1)	1,400,000	1,420,034
Vodafone Group plc, VRN, 7.00%, 4/4/79	1,225,000	1,482,904
		13,486,573
TOTAL CORPORATE BONDS (Cost $957,073,319)		989,669,348
PREFERRED STOCKS — 1.8%
Banks — 1.1%
Bank of America Corp., 5.125%	475,000	497,266
Bank of America Corp., 6.25%	1,025,000	1,103,797
Bank of America Corp., 6.30%	25,000	28,250
Barclays plc, 6.125%	450,000	487,507
Barclays plc, 7.75%	950,000	1,021,839
Barclays plc, 8.00%	1,000,000	1,107,780
Citigroup, Inc., 4.00%	350,000	353,500
Citigroup, Inc., 4.70%	1,350,000	1,367,145
Citigroup, Inc., 5.90%	425,000	438,813
Citigroup, Inc., 5.95%	325,000	335,563
Citigroup, Inc., 6.25%	150,000	169,545
JPMorgan Chase & Co., 3.53%	200,000	200,747
JPMorgan Chase & Co., 4.60%	1,350,000	1,387,125
JPMorgan Chase & Co., 6.10%	125,000	131,953
JPMorgan Chase & Co., 6.125%	400,000	427,000
JPMorgan Chase & Co., 6.75%	31,000	33,620
JPMorgan Chase & Co., Series R, 6.00%	645,000	673,299
Natwest Group plc, 2.54%	300,000	299,016
Natwest Group plc, 8.00%	950,000	1,104,213
		11,167,978
Capital Markets — 0.2%
Credit Suisse Group AG, 5.10%(1)	200,000	200,750
Credit Suisse Group AG, 6.25%(1)	1,050,000	1,121,400
Goldman Sachs Group, Inc. (The), 4.95%	875,000	910,000
		2,232,150
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	900,000	936,562
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(1)	900,000	913,135
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer LP, 6.25%	125,000	108,914

Energy Transfer LP, 6.625%	550,000	523,143
Global Partners LP, 9.50%	31,375	834,575
Gulfport Energy Corp., 10.00% Cash or 15.00% PIK, 10.00%(4)	43	258,538
Nine Point Energy Holdings, Inc. (Acquired 3/28/17 Cost $18,000)(2)(8)	18	—
Plains All American Pipeline LP, 6.125%	2,225,000	1,899,594
Summit Midstream Partners LP, 9.50%(2)	88,000	65,560
		3,690,324
TOTAL PREFERRED STOCKS (Cost $17,819,631)		18,940,149
BANK LOAN OBLIGATIONS(9) — 0.8%
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 4.50%, (3-month LIBOR plus 3.75%), 4/21/28	621,875	625,513
Auto Components†
Clarios Global LP, 2021 USD Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 4/30/26	144,079	143,521
Chemicals†
Consolidated Energy Finance, S.A., Term Loan B, 2.66%, (6-month LIBOR plus 2.50%), 5/7/25	145,125	143,371
Commercial Services and Supplies†
WW International, Inc., 2021 Term Loan B, 4.00%, (1-month LIBOR plus 3.50%), 4/13/28	260,563	258,405
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 4/3/24	91,816	90,775
Flex Acquisition Company, Inc., 2021 Term Loan, 4.00%, (3-month LIBOR plus 3.50%), 3/2/28	104,126	104,045
		194,820
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 4.25%, (1-month LIBOR plus 3.50%), 10/2/27	875,000	874,864
Windstream Services, LLC, 2020 Exit Term Loan B, 7.25%, (1-month LIBOR plus 6.25%), 9/21/27	49,620	49,853
		924,717
Energy Equipment and Services — 0.1%
Apergy Corporation, 2020 Term Loan, 6.00%, (1-month LIBOR plus 5.00%), 6/3/27	1,143,987	1,160,163
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	32,376	32,215
		1,192,378
Entertainment — 0.1%
Allen Media, LLC, 2021 Term Loan B, 5.72%, (3-month LIBOR plus 5.50%), 2/10/27	467,275	467,684
Health Care Equipment and Supplies — 0.1%
Avantor Funding, Inc., 2021 Incremental Term Loan B5, 2.46%, (3-month LIBOR plus 2.25%), 11/8/27	900,000	900,657
Hotels, Restaurants and Leisure — 0.1%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 1.85%, (1-month LIBOR plus 1.75%), 11/19/26	312,100	308,394
Boyd Gaming Corporation, Term Loan B3, 2.35%, (1-month LIBOR plus 2.25%), 9/15/23	57,597	57,644
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (2-month LIBOR plus 2.50%, 3-month LIBOR plus 2.50%), 10/4/23	282,302	281,017
Golden Nugget, Inc., 2020 Initial Term Loan, 13.00%, (1-month LIBOR plus 12.00%), 10/4/23	100,000	107,500
		754,555
Insurance†
Asurion LLC, 2020 Term Loan B8, 3.35%, (1-month LIBOR plus 3.25%), 12/23/26	54,018	53,726
Hub International Limited, 2018 Term Loan B, 2.87%, (3-month LIBOR plus 2.75%), 4/25/25	363,641	359,922
		413,648
Media — 0.1%
Diamond Sports Group, LLC, Term Loan, 3.36%, (1-month LIBOR plus 3.25%), 8/24/26	171,500	80,557
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 8/2/27	425,000	425,939
		506,496
Oil, Gas and Consumable Fuels — 0.1%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 10.00%, (3-month LIBOR plus 9.00%), 11/1/25	895,000	970,699
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (3-month LIBOR plus 7.00%), 8/1/23	343,000	339,056
		1,309,755
Road and Rail†
PODS, LLC, 2021 Term Loan B, 3.75%, (3-month LIBOR plus 3.00%), 3/31/28	99,500	99,286

Specialty Retail†
Staples, Inc., 7 Year Term Loan, 5.13%, (3-month LIBOR plus 5.00%), 4/16/26	268,125	259,717
TOTAL BANK LOAN OBLIGATIONS (Cost $8,165,736)		8,194,523
COMMON STOCKS — 0.3%
Auto Components†
Exide Technologies(2)	3,465	35
Building Products†
Hardwood Holdings, Inc. (Acquired 4/27/21, Cost $2,805)(2)(8)	374	22,533
Chemicals — 0.1%
Hexion Holdings Corp., Class B(2)	12,508	357,729
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(2)(8)	676	—
Electrical Equipment†
Exide Technologies (Acquired 5/14/15, Cost $—)(2)(8)	162	1
Energy Equipment and Services — 0.1%
Diamond Offshore Drilling, Inc.(2)	39,216	166,668
FTS International, Inc., Class A(2)	21,984	577,080
Noble Corp.(2)	827	20,518
Parker Drilling Co.(2)	963	4,333
Superior Energy Services (Acquired 2/16/21, Cost $538,355)(2)(8)	8,869	390,236
		1,158,835
Gas Utilities†
Ferrellgas Partners LP, Class B	364	80,080
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(2)(8)	4,088	31,682
Media†
iHeartMedia, Inc., Class A(2)	342	7,196
Metals and Mining†
Petra Diamonds Ltd.(2)	54,100	54,188
Oil, Gas and Consumable Fuels — 0.1%
Bruin Blocker LLC (Acquired 7/23/18 - 9/19/19, Cost $10,364)(2)(8)	530	456
Chaparral Energy, Inc. (Acquired 6/26/18 - 4/23/19, Cost $301,921)(2)(8)	2,960	110,260
Gulfport Energy Corp.(2)	14,273	1,028,084
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(2)(8)	1,082	—
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $578)(8)	13	182
Summit Midstream Partners LP(2)	2,038	45,244
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(2)(8)	960	—
		1,184,226
Transportation Infrastructure†
syncreon (Acquired 8/1/19, Cost $11,399)(2)(8)	829	64,144
TOTAL COMMON STOCKS (Cost $3,700,237)		2,960,649
WARRANTS†
Hotels, Restaurants and Leisure†
CWT Travel Holdings, Inc.(2)	2,642	12,021
CWT Travel Holdings, Inc.(2)	2,781	14,684
		26,705
Independent Power and Renewable Electricity Producers†
Vistra Corp.(2)	1,215	206
Oil, Gas and Consumable Fuels†
California Resources Corp.(2)	66	819
Denbury, Inc.(2)	2,542	114,517
		115,336
TOTAL WARRANTS (Cost $509,599)		142,247

ESCROW INTERESTS(10)†
Diversified Financial Services†
Denver Parent, Escrow(2)	63,341	—
Electric Utilities†
GenOn Energy(2)	25,000	—
GenOn Energy, Inc.(2)	75,000	—
		—
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(2)	3,570	—
Sanjel Corp.(2)	200,000	—
		—
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(2)	500,000	7,500
Gulfport Energy Operating Corp.(2)	400,000	18,000
Gulfport Energy Operating Corp.(2)	642,000	28,890
Gulfport Energy Operating Corp.(2)	275,000	12,375
Sanchez Energy Corp.(2)	475,000	18,406
Sanchez Energy Corp.(2)	775,000	30,032
		115,203
Paper and Forest Products†
Appvion, Inc., Escrow(2)	200,000	—
Thrifts and Mortgage Finance†
Washington Mutual Bank, Escrow(2)	250,000	3,125
TOTAL ESCROW INTERESTS (Cost $1,885,574)		118,328
CONVERTIBLE BONDS†
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(5) (Cost $9,960)	61,556	53,615
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp. (Cost $—)	3,425	4,127
TEMPORARY CASH INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $14,709,310)	14,709,310	14,709,310
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $1,003,873,366)		1,034,792,296
OTHER ASSETS AND LIABILITIES — 1.4%		14,783,474
TOTAL NET ASSETS — 100.0%		$1,049,575,770

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $738,700,154, which represented 70.4% of total net assets.
(2)Non-income producing.
(3)Security is in default.
(4)The security's rate was paid in cash at the last payment date.
(5)Perpetual maturity with no stated maturity date.
(6)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(7)Maturity is in default.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $619,494, which represented 0.1% of total net assets.
(9)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	989,669,348	—
Preferred Stocks	834,575	18,105,574	—
Bank Loan Obligations	—	8,194,523	—
Common Stocks	1,849,123	1,111,526	—
Warrants	1,025	141,222	—
Escrow Interests	—	118,328	—
Convertible Bonds	—	53,615	—
Rights	—	4,127	—
Temporary Cash Investments	14,709,310	—	—
	17,394,033	1,017,398,263	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.